Cover - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41319
Entity Registrant Name	POET TECHNOLOGIES INC.
Entity Central Index Key	0001437424
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1107 – 120 Eglinton Avenue East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M4P 1E2
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	POET
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	76,507,157
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Location	Vancouver, Canada	Hartford, CT
Auditor Name	Davidson and Company LLP	Marcum LLP
Auditor Firm ID	731	668
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1107 – 120 Eglinton Avenue East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M4P 1E2
City Area Code	416
Local Phone Number	368 9411
Contact Personnel Name	Suresh Venkatesan, CEO
Contact Personnel Email Address	svv@poet-technologies.com